Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Leases

Note 13 — Leases:

1. Charters-in:

As of March 31, 2016, the Company had commitments to charter in 17 vessels. All of the charters-in are accounted for as operating leases, of which 13 are bareboat charters and four are time charters. Lease expense relating to charters-in is included in charter hire expenses in the condensed consolidated statements of operations. The future minimum commitments and related number of operating days under these operating leases are as follows:

Bareboat Charters-in:

At March 31, 2016	Amount	Operating Days
2016	$74,224	3,575
2017	98,219	4,713
2018	93,200	3,929
2019	111,819	3,470
2020	9,168	366
Thereafter	41,007	1,637
Net minimum lease payments	$427,637	17,690

Time Charters-in:

At March 31, 2016	Amount	Operating Days
2016	$19,879	1,717
2017	12,819	989
Net minimum lease payments	$32,698	2,706

The future minimum commitments for time charters-in excludes amounts with respect to vessels chartered-in where the duration of the charter was one year or less at the inception but includes amounts with respect to workboats employed in the International Crude Tankers Lightering business. Time charter-in commitments have been reduced to reflect estimated days that the vessels will not be available for employment due to drydock because the Company does not pay time charter hire when time chartered-in vessels are not available for its use. Certain of the bareboat charters-in provide for the payment of profit share to the owners of the vessels calculated in accordance with the respective charter agreements. Because such amounts and the periods impacted are not reasonably estimable they are not currently reflected in the table above. Due to reserve funding requirements, no profits are expected to be paid to the owners before 2018, in respect of the year ending December 31, 2017. Certain of the charters in the above tables also provide the Company with renewal and purchase options.

2. Charters-out:

The future minimum revenues, before reduction for brokerage commissions, expected to be received on noncancelable time charters and certain contracts of affreightment (“COAs”) for which minimum annual revenues can be reasonably estimated and the related revenue days (revenue days represent calendar days, less days that vessels are not available for employment due to repairs, drydock or lay-up) are as follows:

At March 31, 2016	Amount	Revenue Days
2016	$338,563	7,637
2017	236,278	4,363
2018	144,882	2,005
2019	78,068	933
2020	43,766	532
Thereafter	134,438	1,570
Net minimum lease payments	$975,995	17,040

Future minimum revenues do not include (1) the Company’s share of time charters entered into by the pools in which it participates, (2) the Company’s share of time charters entered into by the joint ventures, which the Company accounts for under the equity method and (3) COAs for which minimum annual revenues cannot be reasonably estimated. Revenues from those COAs that are included in the table above, $22,419 (2016), $24,294 (2017), $22,698 (2018), $23,031 (2019) and $6,356 (2020), are based on minimum annual volumes of cargo to be loaded during the contract periods at a fixed price and do not contemplate early termination of the COAs as provided in the agreements. Amounts that would be due to the Company in the event of the cancellation of the COA contracts have not been reflected in the table above. Revenues from a time charter are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

3. Office Space:

During the three months ended March 31, 2016, the Company entered into a 60-month lease agreement for office space for its New York headquarters. Future annual minimum lease payments will be approximately $935.

NOTE 16 — LEASES:

1. Charters-in:

Between December 31, 2012 and April 2013, the Bankruptcy Court issued orders approving the Company’s rejection of leases on 25 chartered-in International Flag vessels. The Company entered into new lease agreements at lower rates on eight of the chartered-in vessels (seven Handysize Product Carriers and one Aframax), which lease agreements were assumed as amended pursuant to orders of the Bankruptcy Court, at lower rates. One Suezmax and one Handysize Product Carrier were redelivered to owners in December 2012 and an additional fifteen vessels (11 Handysize Product Carriers, two Panamax Product Carriers, one Suezmax and one Aframax), were redelivered during the four months ended April 30, 2013.

The Company’s policy is to calculate estimates for lease termination costs related to the rejected charters using a market participant’s discount rate. For the year ended December 31, 2013, the Company recorded estimated charges for lease termination costs totaling $248,839 related to the rejected vessel charters that had been redelivered to their owners or amended through April 30, 2013. These charges, which are included in reorganization items, net in the consolidated statements of operations, reflect revisions made to the charges originally recorded as a result of the Bankruptcy Court’s approval of agreements entered into with the counterparties for the 25 chartered-in International Flag vessels that have resulted in agreed amended claims.

Effective August 5, 2014, the Company emerged from bankruptcy and during the month of August, allowed claims related to the rejected or amended vessel charters described above were settled. These settlements resulted in interest expense charges of $7,453 for post-petition contractual interest and reorganization item charges of $6,419 for post-petition interest required by the Equity Plan, for the year ended December 31, 2014. See Note 2, “Chapter 11 Filing and Emergence from Bankruptcy,” for additional information.

As of December 31, 2015, the Company had commitments to charter-in 17 vessels. All of the charter-ins are accounted for as operating leases, of which 13 are bareboat charters and four are time charters. Lease expense relating to charters-in is included in charter hire expenses in the consolidated statements of operations.

The future minimum commitments and related number of operating days under these operating leases are as follows:

Bareboat Charters-in:

At December 31, 2015	Amount	Operating Days
2016	$98,803	4,758
2017	98,219	4,713
2018	93,200	3,929
2019	111,819	3,470
2020	9,168	366
Thereafter	41,132	1,642
Net minimum lease payments	$452,341	18,878

Time Charters-in:

At December 31, 2015	Amount	Operating Days
2016	$26,304	2,354
2017	12,819	989
Net minimum lease payments	$39,123	3,343

The future minimum commitments for time charters-in excludes amounts with respect to vessels chartered-in where the duration of the charter was one year or less at the inception but includes amounts with respect to workboats employed in the International Crude Tankers Lightering business. Time charter-in commitments have been reduced to reflect estimated days that the vessels will not be available for employment due to drydock because the Company does not pay time charter hire when time chartered-in vessels are not available for its use. Certain of the bareboat charters-in provide for the payment of profit share to the owners of the vessels calculated in accordance with the respective charter agreements. Because such amounts and the periods impacted are not reasonably estimable they are not currently reflected in the table above. Due to reserve funding requirements, no profits are expected to be paid to the owners before 2018 for the year ending December 31, 2017. Certain of the charters in the above tables also provide the Company with renewal and purchase options.

2. Charters-out:

The future minimum revenues, before reduction for brokerage commissions, expected to be received on noncancelable time charters and certain COAs for which minimum annual revenues can be reasonably estimated and the related revenue days (revenue days represent calendar days, less days that vessels are not available for employment due to repairs, drydock or lay-up) are as follows:

At December 31, 2015	Amount	Revenue Days
2016	$429,904	9,430
2017	233,327	4,212
2018	144,882	2,005
2019	78,068	933
2020	43,766	532
Thereafter	134,438	1,570
Net minimum lease payments	$1,064,385	18,682

Future minimum revenues do not include (1) the Company’s share of time charters entered into by the pools in which it participates, (2) the Company’s share of time charters entered into by the joint ventures, which the Company accounts for under the equity method and (3) COAs for which minimum annual revenues cannot be reasonably estimated. Revenues from those COAs that are included in the table above, $31,700 (2016),  $24,766 (2017),  $22,698 (2018),  $23,031 (2019) and $6,356 (2020), are based on minimum annual volumes of cargo to be loaded during the contract periods at a fixed price, and do not contemplate early termination of the COAs as provided in certain of the agreements. Amounts that would be due to the Company in the event of the cancellation of the COA contracts have not been reflected in the above table. Revenues from a time charter are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

3. Office space:

The future minimum commitments under lease obligations for office space are as follows:

At December 31,	Amount
2016	$1,201
2017	581
2018	373
2019	61
2020	15
Net minimum lease payments	$2,231

In April 2013, the Bankruptcy Court approved the Company’s rejection of the lease agreement for its then corporate headquarters office space. The Company vacated the office space on June 30, 2013 and recorded a provision of $3,646 for the estimated damages it expected the Bankruptcy Court would allow the building owner to claim, which is included in its provision for estimated claims on rejected executory contracts, a component of reorganization items, net in the consolidated statement of operations. The Company also recorded a $1,638 non-cash write-off of the unamortized cost of leasehold improvements and other property for the year ended December 31, 2013. For the year ended December 31, 2014, the Company recorded charges to reorganization items in the consolidated statement of operations of $646, relating to changes in estimate of the expected allowed claim. In conjunction with the Company’s emergence from bankruptcy, $4,132, inclusive of post-petition interest, was paid in settlement of the office lease claim.

The rental expense for office space, which is included in general and administrative expenses in the consolidated statements of operations, amounted to $1,918 in 2015,  $2,264 in 2014 and $3,959 in 2013.